SERVICER’S CERTIFICATE
AMERICAN HONDA FINANCE CORPORATION
MONTHLY SERVICER REPORT — Honda Auto Receivables 2007-3 Owner Trust
Collection Period: October 1, 2007 through October 31, 2007	Determination Date: 11/12/07
Payment Date: 11/15/07
I. ORIGINAL DEAL PARAMETER INPUTS
(A) Total Portfolio Balance	$830,678,326.05
(B) Total Securities Balance	$830,678,326.05
(C) Class A-1 Notes
(i) Class A-1 Notes Balance	$208,000,000.00
(ii) Class A-1 Notes Percentage (C(i)/B)	25.04%
(iii) Class A-1 Notes Rate	5.56483%
(iv) Class A-1 Notes Accrual Basis	Actual/360
(D) Class A-2 Notes
(i) Class A-2 Notes Balance	$205,000,000.00
(ii) Class A-2 Notes Percentage (D(i)/B)	24.68%
(iii) Class A-2 Notes Rate	5.290%
(iv) Class A-2 Notes Accrual Basis	30/360
(E) Class A-3 Notes
(i) Class A-3 Notes Balance	$194,000,000.00
(ii) Class A-3 Notes Percentage (E(i)/B)	23.35%
(iii) Class A-3 Notes Rate	One Month Libor + 18 bps
(iv) Class A-3 Notes Accrual Basis	Act/360
(F) Class A-4 Notes
(i) Class A-4 Notes Balance	$196,680,000.00
(ii) Class A-4 Notes Percentage (E(i)/B)	23.68%
(iii) Class A-4 Notes Rate	One Month Libor + 25 bps
(iv) Class A-4 Notes Accrual Basis	Act/360
(G) Certificates
(i) Certificates Balance	$26,998,326.05
(ii) Certificates Percentage (G(i)/B)	3.25%
(iii) Certificates Rate	0.00%
(iv) Certificates Accrual Basis	30/360
(H) Servicing Fee Rate	1.00%
(I) Portfolio Summary
(i) Weighted Average Coupon (WAC)	6.18%
(ii) Weighted Average Original Maturity (WAOM)	57.60	months
(iii) Weighted Average Remaining Maturity (WAM)	49.93	months
(iv) Number of Receivables	47,766
(J) Reserve Account
(i) Reserve Account Initial Deposit Percentage	0.15%
(ii) Reserve Account Initial Deposit	$1,246,017.49
(iii) Specified Reserve Account Percentage	0.15%
(v) Specified Reserve Account Balance	$1,246,017.49
(K) Yield Supplement Account Deposit	$17,042,571.95
II. INPUTS FROM PREVIOUS MONTHLY SERVICER REPORTS
(A) Total Portfolio Balance	$782,809,209.91
(B) Total Securities Balance	$782,809,209.91
(C) Cumulative Note and Certificate Pool Factor	0.9423735
(D) Class A-1 Notes
(i) Class A-1 Notes Balance	$160,130,883.86
(ii) Class A-1 Notes Pool Factor	0.7698600
(iii) Class A-1 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-1 Notes Principal Carryover Shortfall	$0.00
(E) Class A-2 Notes
(i) Class A-2 Notes Balance	$205,000,000.00
(ii) Class A-2 Notes Pool Factor	1.0000000
(iii) Class A-2 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-2 Notes Principal Carryover Shortfall	$0.00
(F) Class A-3 Notes
(i) Class A-3 Notes Balance	$194,000,000.00
(ii) Class A-3 Notes Pool Factor	1.0000000
(iii) Class A-3 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-3 Notes Principal Carryover Shortfall	$0.00
(G) Class A-4 Notes
(i) Class A-4 Notes Balance	$196,680,000.00
(ii) Class A-4 Notes Pool Factor	1.0000000
(iii) Class A-4 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-4 Notes Principal Carryover Shortfall	$0.00
(H) Certificates
(i) Certificates Balance	$26,998,326.05
(ii) Certificates Pool Factor	1.0000000
(iii) Certificates Interest Carryover Shortfall	$0.00
(iv) Certificates Principal Carryover Shortfall	$0.00
(I) Servicing Fee
(i) Servicing Fee Shortfall	$0.00

SERVICER’S CERTIFICATE
AMERICAN HONDA FINANCE CORPORATION
MONTHLY SERVICER REPORT — Honda Auto Receivables 2007-3 Owner Trust
Collection Period: October 1, 2007 through October 31, 2007	Determination Date: 11/12/07
Payment Date: 11/15/07

(J) End of Prior Month Account Balances
(i) Reserve Account	$1,246,017.49
(ii) Yield Supplement Account	$15,339,906.84
(iii) Payahead Account	$0.00
(iv) Advances Outstanding	$363,700.61
(K) Portfolio Summary as of End of Prior Month
(i) Weighted Average Coupon (WAC)	6.18%
(ii) Weighted Average Remaining Maturity (WAM)	47.92	months
(iii) Number of Receivables	46,749
(L) Note and Certificate Percentages
(i) Note Percentage	100.00%
(ii) Certificate Percentage	0.00%
III.MONTHLY INPUTS FROM MAINFAME
(A) Precomputed Contracts Principal
(i) Scheduled Principal Collections	$0.00
(ii) Prepayments in Full	$0.00
(iii) Prepayments in Full due to Repurchases	$0.00
(B) Precomputed Contracts Total Collections	$0.00
(C) Precomputed Receivables Interest (B-A((i)+(ii)+(iii)))	$0.00
(D) Simple Interest Receivables Principal
(i) Principal Collections	$17,231,430.54
(ii) Prepayments in Full	$7,585,935.75
(iii) Repurchased Receivables Related to Principal	$0.00
(E) Simple Interest Receivables Interest
(i) Simple Interest Collections	$4,111,309.54
(F) Payment Advance for Precomputes
(i) Reimbursement of Previous Advances *	$0.00
(ii) Current Advance Amount	$0.00
(G) Interest Advance for simple Interest - Net *	($56,954.04)
(H) Payahead Account
(i) Payments Applied	$0.00
(ii) Additional Payaheads	$0.00
(I) Portfolio Summary as of End of Month
(i) Weighted Average Coupon (WAC)	6.18%
(ii) Weighted Average Remaining Maturity (WAM)	46.97	months
(iii) Remaining Number of Receivables	46,216

(J) Delinquent Receivables	# Units		Dollar Amount
(i) 31-60 Days Delinquent	727	1.57%	$11,801,355.50	1.56%
(ii) 61-90 Days Delinquent	82	0.18%	$1,214,861.76	0.16%
(ii) 91 Days or More Delinquent	5	0.01%	$64,990.81	0.01%
(K) Vehicles Repossessed During Collection Period	24	0.05%	$454,917.08	0.06%
(L) Total Accumulated Repossessed Vehicles in Inventory	37	0.08%	$699,318.28	0.09%

* Advances are reimbursed:

(i)	from subsequent payments, liquidation proceeds and servicer repurchase payments in respect of the related obligor, and
(ii)

to the extent amounts in clause (i) are insufficient, generally from interest (with respect to interest advances) and principal (with respect to principal advances) amounts available on each payment date

IV. INPUTS DERIVED FROM OTHER SOURCES
(A) Collection Account Investment Income	$0.00
(B) Reserve Account Investment Income	$5,443.96
(C) Yield Supplement Account Investment Income	$68,171.75
(D) Trust Fees Expense	$7,500.00
(E) Aggregate Net Losses for Collection Period	$45,003.50
(F) Liquidated Receivables Information
(i) Gross Principal Balance on Liquidated Receivables	73,270.22
(ii) Liquidation Proceeds	28,133.50
(iii) Recoveries from Prior Month Charge Offs	133.22
(G) Days in Accrual Period	31
(H) Deal age	3
(I) Swap Termination Payments	$0.00
(J) Swap Payment Incoming	$105,134.33
(K) One Month Libor Rate	5.09125%
MONTHLY COLLECTIONS
V. INTEREST COLLECTIONS
(A) Total Interest Collections (III(C+E(i)-F(i)+F(ii)+G)+IV(I+J))	$4,159,489.83
VI. PRINCIPAL COLLECTIONS
(A) Principal Payments Received (III(A((i)+(ii))+(D(i)+(ii)))	$24,817,366.29
(B) Liquidation Proceeds (IV(F(ii)))	28,133.50
(C) Repurchased Loan Proceeds Related to Principal (III(A(iii)+D(iii)))	0.00
(D) Recoveries from Prior Month Charge Offs (IV(F(iii)))	133.22
(E) Total Principal Collections (A+B+C+D)	$24,845,633.01
VII. TOTAL INTEREST AND PRINCIPAL COLLECTIONS (V(A)+VI(E))	$29,005,122.84
VIII. YIELD SUPPLEMENT DEPOSIT	$868,882.92
IX. TOTAL AVAILABLE AMOUNT (VII+VIII)	$29,874,005.76

SERVICER’S CERTIFICATE
AMERICAN HONDA FINANCE CORPORATION
MONTHLY SERVICER REPORT — Honda Auto Receivables 2007-3 Owner Trust
Collection Period: October 1, 2007 through October 31, 2007	Determination Date: 11/12/07
Payment Date: 11/15/07

MONTHLY DISTRIBUTIONS

X. FEE DISTRIBUTIONS
(A) Servicing Fee
(i) Servicing Fee Due (I(H)/12)(II(B))+(II(I)(i))	$652,341.01
(ii) Servicing Fee Paid ($0.79 per $1,000 original principal amount)	652,341.01
(iii) Servicing Fee Shortfall	$0.00
(B) Reserve Account Investment Income (IV(B))	$5,443.96
(C) Yield Supplement Account Investment Income (IV(C))	$0.00
(D) Trust Fees Expense (IV(D))	$7,500.00
(E) Swap Payment Outgoing	$0.00
(F) Senior Swap Termination Payments	$0.00
(G) Subordinate Swap Termination Payments	$0.00
XI. DISTRIBUTIONS TO NOTEHOLDERS
(A) Interest
(i) Class A-1 Notes
(a) Class A-1 Notes Interest Due	$767,337.10
(b) Class A-1 Notes Interest Paid	767,337.10
(c) Class A-1 Notes Interest Shortfall	$0.00
(ii) Class A-2 Notes
(a) Class A-2 Notes Interest Due	$903,708.33
(b) Class A-2 Notes Interest Paid	903,708.33
(c) Class A-2 Notes Interest Shortfall	$0.00
(iii) Class A-3 Notes
(a) Class A-3 Notes Interest Due	$880,591.60
(b) Class A-3 Notes Interest Paid	880,591.60
(c) Class A-3 Notes Interest Shortfall	$0.00
(iv) Class A-4 Notes
(a) Class A-4 Notes Interest Due	$904,611.90
(b) Class A-4 Notes Interest Paid	904,611.90
(c) Class A-4 Notes Interest Shortfall	$0.00
(v) Total Note Interest
(a) Total Note Interest Due	$3,456,248.93
(b) Total Note Interest Paid	3,456,248.93
(c) Total Note Interest Shortfall	$0.00
(d) Reserve Account Withdrawal for Note Interest	$0.00
Amount available for distributions after Fees & Interest (IX-(X(A)(ii)-(D))-XI(A)(v)(b))	$25,757,915.82
(B) Principal
(i) Noteholders’ Principal Distribution Amounts	$24,890,636.51
(ii) Class A-1 Notes Principal
(a) Class A-1 Notes Principal Due	$24,890,636.51
(b) Class A-1 Notes Principal Paid	24,890,636.51
(c) Class A-1 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(iii) Class A-2 Notes Principal
(a) Class A-2 Notes Principal Due	$0.00
(b) Class A-2 Notes Principal Paid	0.00
(c) Class A-2 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(iv) Class A-3 Notes Principal
(a) Class A-3 Notes Principal Due	$0.00
(b) Class A-3 Notes Principal Paid	0.00
(c) Class A-3 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(v) Class A-4 Notes Principal
(a) Class A-4 Notes Principal Due	$0.00
(b) Class A-4 Notes Principal Paid	0.00
(c) Class A-4 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(vi) Total Notes Principal
(a) Total Notes Principal Due	$24,890,636.51
(b) Total Notes Principal Paid	24,890,636.51
(c) Total Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
Amount available for distributions to the Certificates and Reserve Fund	$867,279.31

SERVICER’S CERTIFICATE
AMERICAN HONDA FINANCE CORPORATION
MONTHLY SERVICER REPORT — Honda Auto Receivables 2007-3 Owner Trust
Collection Period: October 1, 2007 through October 31, 2007	Determination Date: 11/12/07
Payment Date: 11/15/07

XII. DISTRIBUTIONS TO CERTIFICATEHOLDERS
(A) Interest
(i) Certificates Monthly Interest Due	$0.00
(ii) Certificate Interest Shortfall Beginning Balance	0
(iii) Total Certificates Interest Due	$0.00
(iv) Certificate Monthly Interest Paid	0.00
(v) Certificate Interest Shortfall Ending Balance	$0.00
(B) Principal
(i) Certificates Monthly Principal Due	$0.00
(ii) Certificate Principal Shortfall Beginning Balance	$0.00
(iii) Total Certificates Principal Due	$0.00
(iv) Certificate Monthly Principal Paid	0.00
(v) Certificate Principal Shortfall Ending Balance	$0.00
XIII. RESERVE FUND DEPOSIT
Amount available for deposit into reserve account	$867,279.31
Amount Deposited into Reserve Account	0.00
Excess Amount Released from Reserve Account	0.00
Excess Funds Released to Seller	867,279.31
DISTRIBUTIONS SUMMARY
(A) Total Collections	$29,874,005.76
(B) Service Fee	$652,341.01
(C) Trustee Fees	$7,500.00
(D) Net Swap Payments including Swap Termination Payments	$0.00
(E) Class A1 Amount	$25,657,973.61
(F) Class A2 Amount	$903,708.33
(G) Class A3 Amount	$880,591.60
(H) Class A4 Amount	$904,611.90
(I) Certificateholders	$0.00
(J) Amount Deposited into Reserve Account	$0.00
(K) Release to seller	$867,279.31
(L) Total amount distributed	$29,874,005.76
(M) Amount of Draw from Reserve Account	$0.00
(N) Excess Amount Released from Reserve Account	0.00

DISTRIBUTION TO SECURITYHOLDERS

Note Interest Distribution Amount		$3,456,248.93
Class A-1 Notes:	($ 3.69 per $1,000 original principal amount)
Class A-2 Notes:	($ 4.41 per $1,000 original principal amount)
Class A-3 Notes:	($ 4.54 per $1,000 original principal amount)
Class A-4 Notes:	($ 4.60 per $1,000 original principal amount)
Note Principal Distribution Amount		24,890,636.51
Class A-1 Notes:	($ 119.67 per $1,000 original principal amount)
Class A-2 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-3 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-4 Notes:	($ 0.00 per $1,000 original principal amount)
Note Interest Carryover Shortfall		0.00
Change from immediately preceding Payment Date		0.00
Class A-1 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-2 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-3 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-4 Notes:	($ 0.00 per $1,000 original principal amount)
Note Principal Carryover Shortfall		0.00
Change from immediately preceding Payment Date		0.00
Class A-1 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-2 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-3 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-4 Notes:	($ 0.00 per $1,000 original principal amount)
Certificate Interest Distribution Amount		0.00
	($ 0.00 per $1,000 original principal amount)

Certificate Principal Distribution Amount		0.00
	($ 0.00 per $1,000 original principal amount)
Certificate Interest Carryover Shortfall		0.00
Change from immediately preceding Payment Date		0.00
	($ 0.00 per $1,000 original principal amount)
Certificate Principal Carryover Shortfall		0.00
Change from immediately preceding Payment Date		0.00
	($ 0.00 per $1,000 original principal amount)

SERVICER’S CERTIFICATE
AMERICAN HONDA FINANCE CORPORATION
MONTHLY SERVICER REPORT — Honda Auto Receivables 2007-3 Owner Trust
Collection Period: October 1, 2007 through October 31, 2007	Determination Date: 11/12/07
Payment Date: 11/15/07

PORTFOLIO AND SECURITY SUMMARY

XIV. POOL BALANCES AND PORTFOLIO INFORMATION	Beginning of Period		End of Period
(A) Balances and Principal Factors
(i) Aggregate Balance of Notes	$755,810,883.86		$730,920,247.35
(ii) Note Pool Factor	0.9404376		0.9094668
(iii) Class A-1 Notes Balance	160,130,883.86		135,240,247.35
(iv) Class A-1 Notes Pool Factor	0.7698600		0.6501935
(v) Class A-2 Notes Balance	205,000,000.00		205,000,000.00
(vi) Class A-2 Notes Pool Factor	1.0000000		1.0000000
(vii) Class A-3 Notes Balance	194,000,000.00		194,000,000.00
(viii) Class A-3 Notes Pool Factor	1.0000000		1.0000000
(ix) Class A-4 Notes Balance	196,680,000.00		196,680,000.00
(x) Class A-4 Notes Pool Factor	1.0000000		1.0000000
(xi) Certificates Balance	26,998,326.05		26,998,326.05
(xii) Certificates Pool Factor	1.0000000		1.0000000
(xiii) Total Principal Balance of Notes and Certificates	782,809,209.91		757,918,573.40
(B) Portfolio Information
(i) Weighted Average Coupon (WAC)	6.18%		6.18%
(ii) Weighted Average Remaining Maturity (WAM)	47.92	months	46.97	months
(iii) Remaining Number of Receivables	46,749		46,216
(iv) Portfolio Receivable Balance	$782,809,209.91		$757,918,573.40
(C) Outstanding Advance Amount	$363,700.61		$306,746.57
(D) Outstanding Payahead Balance	$0.00		$0.00

SUMMARY OF ACCOUNTS

XV. RECONCILIATION OF RESERVE ACCOUNT
(A) Beginning Reserve Account Balance	$1,246,017.49
(B) Draws	0.00
(i) Draw for Servicing Fee	0.00
(ii) Draw for Interest	0.00
(iii) Draw for Realized Losses	0.00
(C) Excess Interest Deposited into the Reserve Account	0.00
(E) Reserve Account Balance Prior to Release	1,246,017.49
(F) Reserve Account Required Amount	1,246,017.49
(G) Final Reserve Account Required Amount	1,246,017.49
(H) Excess Reserve Account Amount	0.00
(I) Release of Reserve Account Balance to Seller	0.00
(J) Ending Reserve Account Balance	1,246,017.49
XVI. RECONCILIATION OF YIELD SUPPLEMENT ACCOUNT
(A) Beginning Yield Supplement Account Balance	15,339,906.84
(B) Investment Earnings	68,171.75
(C) Investment Earnings Withdraw	0.00
(D) Additional Yield Supplement Amounts	0.00
(E) Yield Supplement Deposit Amount	868,882.92
(F) Release of Yield Supplement Account Balance to Seller	0.00
(G) Ending Yield Supplement Account Balance	14,539,195.67
XVII. NET LOSS AND DELINQUENCY ACCOUNT ACTIVITY
(A) Liquidated Contracts
(i) Liquidation Proceeds	$28,133.50
(ii) Recoveries on Previously Liquidated Contracts	133.22
(B) Aggregate Net Losses for Collection Period	45,003.50
(C) Net Loss Rate for Collection Period (annualized)	0.07%
(D) Cumulative Net Losses for all Periods	45,127.42

(E) Delinquent Receivables	# Units		Dollar Amount
(i) 31-60 Days Delinquent	727	1.57%	$11,801,355.50	1.56%
(ii) 61-90 Days Delinquent	82	0.18%	$1,214,861.76	0.16%
(ii) 91 Days or More Delinquent	5	0.01%	$64,990.81	0.01%

XVIII. REPOSSESSION ACTIVITY	# Units		Dollar Amount
(A) Vehicles Repossessed During Collection Period	24	0.05%	$454,917.08	0.06%
(B) Total Accumulated Repossessed Vehicles in Inventory	37	0.08%	$699,318.28	0.09%

SERVICER’S CERTIFICATE
AMERICAN HONDA FINANCE CORPORATION
MONTHLY SERVICER REPORT — Honda Auto Receivables 2007-3 Owner Trust
Collection Period: October 1, 2007 through October 31, 2007	Determination Date: 11/12/07
Payment Date: 11/15/07

XIX. TESTS FOR INCREASE IN SPECIFIED RESERVE ACCOUNT BALANCE
(A) Ratio of Net Losses to the Pool Balance as of Each Collection Period
(i) Second Preceding Collection Period	0.00%
(ii) Preceding Collection Period	0.00%
(iii) Current Collection Period	0.07%
(iv) Three Month Average (Avg(i,ii,iii))	0.02%
(B) Ratio of Balance of Contracts Delinquent 61 Days or More to the Outstanding Balance of Receivables.
(i) Second Preceding Collection Period	0.01%
(ii) Preceding Collection Period	0.04%
(iii) Current Collection Period	0.27%
(iv) Three Month Average (Avg(i,ii,iii))	0.11%
(C) Loss and Delinquency Trigger Indicator	Trigger was not hit.

I hereby certify that the servicing report provided is true and accurate to the best of my knowledge.

/s/ Paul Honda
Mr. Paul Honda
Assistant Vice President